Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000117913 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117913 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117913 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117913 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117913 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000117913 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000117913 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000117913 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000117913 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000117913 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000117913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	81.70%
C000117913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000117913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000117913 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117914 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000117914 [Member] | Mach Natural Resources L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000117914 [Member] | TXO Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117914 [Member] | Icahn Enterprises L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Chimera Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Kimbell Royalty Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000117914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
C000117914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000117914 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000130399 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130399 [Member] | DNB Bank ASA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Far East Horizon Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Schroders PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Bank of Communications Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Elisa Oyj [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | APA Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Legal And General Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130399 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000130399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000130399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000130399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000130399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000130399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130399 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000130399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000130399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000134868 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000134868 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000134868 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000134868 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000134868 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000134868 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134868 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000134868 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000134868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000134868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000134868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000134868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000134868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000134868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134868 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137472 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137472 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000137472 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000137472 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000137472 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000137472 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000137472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	91.90%
C000137472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000137472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000137473 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000137473 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000137473 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000137473 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000137473 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000137473 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000137473 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137473 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137473 [Member] | Welltower Inc 2 9 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000137473 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000137473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000137473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000137473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000137473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000137473 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000137473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000137473 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000137473 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000137473 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000137473 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000138164 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000138164 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000138164 [Member] | First Trust Indxx Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000138164 [Member] | First Trust Nasdaq Transportation ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000138164 [Member] | First Trust Energy AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000138164 [Member] | First Trust NYSE Arca Biotechnology Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000144324 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000144324 [Member] | First Trust China AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000144324 [Member] | First Trust Europe AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000144324 [Member] | First Trust Eurozone AlphaDEX ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000144324 [Member] | First Trust United Kingdom AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144324 [Member] | First Trust Germany AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000162607 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162607 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000162607 [Member] | First Trust Indxx Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000162607 [Member] | First Trust Nasdaq Transportation ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000162607 [Member] | First Trust Energy AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000162607 [Member] | First Trust NYSE Arca Biotechnology Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000195212 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195212 [Member] | EnerSys [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195212 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195212 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195212 [Member] | New York Times The Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000195212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000195212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000195212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000195212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000195212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000195212 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198271 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Zoetis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Mitsubishi UFJ Financial Group Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | JDcom Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | China CITIC Bank Corp Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000198271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000198271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000198271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000198271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | C3ai Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | UiPath Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | CCC Intelligent Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | SentinelOne Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000198496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000198496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000198496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000203940 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203940 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203940 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Ensign Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203940 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203940 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000203940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000203940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000203940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000203940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000203940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000203940 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000203941 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203941 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203941 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203941 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000203941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000203941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000203941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000203941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000203941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000203941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000203941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000203941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000223561 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Coca Cola HBC AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Singapore Telecommunications Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223561 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223561 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000223561 [Member] | Imperial Oil Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000223561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000223561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000223561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000223561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000223561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000223561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000223561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000223561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000223561 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000250760 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000250760 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000250760 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250760 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000250760 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000250760 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000250760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000250760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000250760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000250760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000250760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000250760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000250760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000270862 [Member] | Lasertec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000270862 [Member] | Sumitomo Electric Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000270862 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000270862 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000270862 [Member] | Toyota Tsusho Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000270862 [Member] | Obayashi Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000270862 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000270862 [Member] | Niterra Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000270862 [Member] | Tokio Marine Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000270862 [Member] | Yangzijiang Shipbuilding Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000270862 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000270862 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000270862 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000270862 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000270862 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000270862 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000270862 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000270862 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000270862 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000270862 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000262472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000262472 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000262472 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000262472 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000262472 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000262472 [Member] | Leonardo DRS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000262472 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000262472 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000262472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000262472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	65.80%
C000262472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000262472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%